Leuthold Core Investment Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 61.34%
Air Freight & Logistics - 2.38%
Atlas Air Worldwide Holdings, Inc. (a)	28,319	$2,854,555
CH Robinson Worldwide, Inc.	24,458	2,239,374
Expeditors International of Washington, Inc.	22,413	2,329,159
Hub Group, Inc. - Class A (a)	25,063	1,992,258
United Parcel Service, Inc. - Class B	16,734	2,909,039
		12,324,385
Beverages - 1.85%
Anheuser-Busch InBev - ADR	27,008	1,621,560
Diageo PLC - ADR	8,824	1,572,349
Keurig Dr Pepper, Inc.	44,084	1,572,035
MGP Ingredients, Inc.	11,596	1,233,583
Molson Coors Beverage Co - Class B	25,093	1,292,791
PepsiCo, Inc.	12,474	2,253,553
		9,545,871
Biotechnology - 1.54%
AbbVie, Inc.	33,317	5,384,360
Regeneron Pharmaceuticals, Inc. (a)	3,559	2,567,783
		7,952,143
Chemicals 0.00%
China Lumena New Materials Corp. (a)(b)(d)(e)	20,950	–

Commercial Services & Supplies - 1.84%
ABM Industries, Inc.	36,270	1,611,113
Clean Harbors, Inc. (a)	13,781	1,572,688
Republic Services, Inc.	24,382	3,145,034
Waste Management, Inc.	20,217	3,171,643
		9,500,478
Distributors - 0.66%
LKQ Corp.	63,832	3,409,267

Electronic Equipment, Instruments & Components - 0.75%
Corning, Inc.	57,926	1,850,156
Jabil, Inc.	29,379	2,003,648
		3,853,804
Food & Staples Retailing - 3.22%
Albertsons Cos, Inc.	56,033	1,162,124
BJ's Wholesale Club Holdings, Inc. (a)	67,694	4,478,635
Costco Wholesale Corp.	12,267	5,599,886
The Kroger Co.	45,583	2,032,090
Walmart, Inc.	23,549	3,339,013
		16,611,748
Food Products - 0.44%
Archer-Daniels-Midland Co.	24,458	2,270,925

Health Care Equipment & Supplies - 0.73%
Abbott Laboratories	34,453	3,782,595

Health Care Providers & Services - 6.58%
AmerisourceBergen Corp.	10,601	1,756,692
Cardinal Health, Inc.	21,883	1,682,146
Centene Corp. (a)	58,077	4,762,895
CVS Health Corp.	29,076	2,709,592
Elevance Health, Inc.	12,418	6,370,061
Humana, Inc.	12,039	6,166,255
McKesson Corp.	4,240	1,590,509
UnitedHealth Group, Inc.	16,886	8,952,620
		33,990,770
Household Durables - 4.00%
D.R. Horton, Inc.	53,610	4,778,796
KB Home	39,526	1,258,903
Lennar Corp. - Class A	31,802	2,878,081
MDC Holdings, Inc.	51,944	1,641,430
Meritage Homes Corp. (a)	23,019	2,122,352
PulteGroup, Inc.	81,929	3,730,227
Taylor Morrison Home Corp. (a)	59,667	1,810,894
Toll Brothers, Inc.	49,521	2,472,088
		20,692,771
Insurance - 4.29%
Arch Capital Group, Ltd. (b)	49,142	3,085,135
Axis Capital Holdings, Ltd. (b)	25,972	1,406,903
Chubb, Ltd. (b)	23,473	5,178,144
Reinsurance Group of America, Inc.	19,309	2,743,616
The Allstate Corp.	18,324	2,484,735
The Travelers Cos, Inc.	27,562	5,167,599
W R Berkley Corp.	28,925	2,099,087
		22,165,219
IT Services - 1.57%
Mastercard, Inc. - Class A	13,024	4,528,836
Visa, Inc. - Class A	17,340	3,602,558
		8,131,394
Life Sciences Tools & Services - 1.55%
Danaher Corp.	15,523	4,120,115
Thermo Fisher Scientific, Inc.	7,042	3,877,959
		7,998,074
Machinery - 1.98%
AGCO Corp.	10,159	1,408,952
Allison Transmission Holdings, Inc.	30,801	1,281,321
Caterpillar, Inc.	9,760	2,338,106
Deere & Co.	5,209	2,233,411
PACCAR, Inc.	16,448	1,627,858
Terex Corp.	31,397	1,341,280
		10,230,928
Metals & Mining - 3.18%
Rio Tinto PLC - LN Shares - ADR	65,043	4,631,062
Southern Copper Corp. (b)	67,315	4,065,153
Steel Dynamics, Inc.	25,972	2,537,464
Teck Resources, Ltd. - Class B (b)	78,143	2,955,368
United States Steel Corp.	90,561	2,268,553
		16,457,600
Multiline Retail - 1.69%
Target Corp.	58,683	8,746,114

Oil, Gas & Consumable Fuels - 7.43%
APA Corp.	77,689	3,626,522
BP PLC - ADR	120,167	4,197,433
California Resources Corp.	41,419	1,802,141
Chord Energy Corp.	15,068	2,061,453
EOG Resources, Inc.	30,969	4,011,105
Equinor ASA - ADR	103,358	3,701,250
Exxon Mobil Corp.	52,322	5,771,117
Imperial Oil, Ltd. (b)	53,382	2,601,839
Marathon Oil Corp.	127,436	3,449,692
Shell PLC - ADR	76,326	4,346,766
Suncor Energy, Inc. (b)	76,023	2,412,210
Woodside Energy Group, Ltd. - ADR	17,643	427,137
		38,408,665
Paper & Forest Products - 0.95%
Louisiana-Pacific Corp.	47,476	2,810,579
West Fraser Timber Co Ltd. (b)	28,698	2,074,579
		4,885,158
Pharmaceuticals - 2.29%
Johnson & Johnson	28,925	5,109,601
Merck & Co., Inc.	60,500	6,712,475
		11,822,076
Semiconductors & Semiconductor Equipment - 4.87%
Applied Materials, Inc.	62,166	6,053,725
KLA Corp.	12,872	4,853,130
Lam Research Corp.	18,173	7,638,112
MKS Instruments, Inc.	23,625	2,001,746
SolarEdge Technologies, Inc. (a)	16,280	4,611,636
		25,158,349
Software - 2.37%
Adobe, Inc. (a)	6,966	2,344,268
Microsoft Corp.	41,192	9,878,666
		12,222,934
Specialty Retail - 1.78%
AutoNation, Inc. (a)	21,580	2,315,534
Penske Automotive Group, Inc.	26,123	3,002,316
The Home Depot, Inc.	6,966	2,200,281
Williams-Sonoma, Inc.	14,690	1,688,175
		9,206,306
Technology Hardware, Storage & Peripherals - 1.68%
Apple, Inc.	66,709	8,667,500

Trading Companies & Distributors - 1.72%
MSC Industrial Direct Co., Inc. - Class A	12,418	1,014,551
Triton International, Ltd. (b)	24,836	1,708,220
United Rentals, Inc. (a)	11,434	4,063,872
WESCO International, Inc. (a)	16,886	2,114,127
		8,900,770

TOTAL COMMON STOCKS (Cost $216,800,697)		316,935,844

INVESTMENT COMPANIES - 12.30%
Exchange Traded Funds - 12.30%
Invesco CurrencyShares Japanese Yen Trust (a)	35,888	2,551,637
iShares 0-5 Year TIPS Bond ETF	78,867	7,646,944
iShares Core Japan Government Bond ETF (b)	145,000	2,730,075
iShares Floating Rate Bond ETF	88,193	4,438,754
iShares Gold Trust (a)	154,317	5,337,825
iShares International Treasury Bond ETF	136,637	5,349,338
SPDR Bloomberg International Treasury Bond ETF	533,095	11,957,321
SPDR Bloomberg Short Term High Yield Bond ETF	130,715	3,168,532
SPDR Gold Shares (a)	30,364	5,150,949
VanEck J. P. Morgan EM Local Currency Bond ETF	310,116	7,514,111
Vanguard Mortgage-Backed Securities ETF	168,738	7,680,954

TOTAL INVESTMENT COMPANIES (Cost $62,858,485)		63,526,440

	Principal Amount	Fair Value
CORPORATE BONDS - 0.92%
Banks - 0.92%
JPMorgan Chase & Co.
1.500%, 01/27/2025	EUR 4,600,000	4,761,696

TOTAL CORPORATE BONDS (Cost $5,173,344)		4,761,696

FOREIGN GOVERNMENT BONDS - 1.38%
Foreign Government Bonds - 1.38%
French Republic Government Bond OAT
1.250%, 05/25/2036 (b)	EUR 8,480,000	7,112,855

TOTAL FOREIGN GOVERNMENT BONDS (Cost $7,841,633)		7,112,855

UNITED STATES TREASURY OBLIGATIONS - 2.30%
United States Treasury Notes - 2.30%
2.625%, 04/15/2025	4,660,000	4,488,163
2.875%, 05/15/2032	3,070,000	2,839,270
3.250%, 05/15/2042	5,190,000	4,580,986

TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $12,885,107)		11,908,419

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 16.62%
Money Market Funds - 16.62%
Fidelity Institutional Money Market Funds - Government Portfolio - Class I, 4.06% (c)(f)	85,852,745	85,852,745

TOTAL SHORT-TERM INVESTMENTS (Cost $85,852,745)		85,852,745

Total Investments (Cost $391,412,011) - 94.86%		490,097,999
Other Assets in Excess of Liabilities - (f) - 5.14%		26,548,398
TOTAL NET ASSETS - 100.00%		$516,646,397

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
EUR	Euro
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate quoted is the annualized seven-day effective yield as of December 31, 2022.
(d)	Illiquid security. The fair value of this security totals $0 which represents an amount that rounds to 0.00% of total net assets.
(e)
This security is currently being fair valued in accordance with procedures established by the Board of Directors of Leuthold Funds, Inc. and is deemed a Level 3 security as it is valued using significant unobservable inputs.

(f)	All or a portion of the assets have been committed as collateral for open securites sold short.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property  of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund
Schedule of Investments Sold Short - (a)
December 31, 2022 (Unaudited)
	Shares	Fair Value
COMMON STOCKS - 12.51%
Aerospace & Defense - 0.46%
Axon Enterprise, Inc.	4,913	$815,214
The Boeing Co.	3,479	662,715
TransDigm Group, Inc.	1,408	886,547
		2,364,476
Airlines - 0.12%
Delta Air Lines, Inc.	19,450	639,127

Auto Components - 0.37%
Aptiv PLC (b)	9,879	920,031
Fox Factory Holding Corp.	6,107	557,142
Gentherm, Inc.	6,393	417,399
		1,894,572
Building Products - 0.36%
AAON, Inc.	8,484	639,015
Allegion plc (b)	4,294	451,986
The AZEK Co., Inc. - Class A	21,617	439,258
Zurn Elkay Water Solutions Corp.	14,548	307,690
		1,837,949
Capital Markets - 1.25%
Blackstone, Inc.	9,228	684,625
Brookfield Asset Management, Ltd. (b)	4,775	136,899
Brookfield Corp. - Class A (b)	19,100	600,886
Credit Suisse Group AG - ADR	70,674	214,849
Focus Financial Partners, Inc. - Class A	12,857	479,181
Houlihan Lokey, Inc. - Class A	4,494	391,697
Intercontinental Exchange, Inc.	8,965	919,719
KKR & Co., Inc.	15,925	739,239
MarketAxess Holdings, Inc.	1,573	438,694
Moody's Corp.	2,639	735,278
S&P Global, Inc.	1,963	657,487
Tradeweb Markets, Inc. - Class A	7,080	459,705
		6,458,259
Chemicals - 0.60%
Axalta Coating Systems, Ltd.	19,010	484,185
Balchem Corp.	4,026	491,615
Diversey Holdings, Ltd.	54,059	230,291
Ecolab, Inc.	3,500	509,460
International Flavors & Fragrances, Inc.	5,599	586,999
The Sherwin-Williams Co.	3,336	791,733
		3,094,283
Construction & Engineering - 0.17%
API Group Corp.	23,655	444,950
MasTec, Inc.	5,030	429,210
		874,160
Containers & Packaging - 0.23%
AptarGroup, Inc.	3,250	357,435
Ball Corp.	16,022	819,365
		1,176,800
Diversified Consumer Services - 0.04%
Coursera, Inc.	19,203	227,171

Diversified Financial Services - 0.21%
Apollo Global Management, Inc.	16,633	1,061,019

Electric Utilities - 0.35%
Edison International	13,947	887,308
Exelon Corp.	21,683	937,356
		1,824,664
Electrical Equipment - 0.46%
Ballard Power Systems, Inc. (b)	68,440	327,828
Rockwell Automation, Inc.	3,325	856,420
Shoals Technologies Group, Inc.	15,217	375,403
Vertiv Holdings Co.	30,376	414,936
Vicor Corp.	7,126	383,023
		2,357,610
Electronic Equipment, Instruments & Components - 0.09%
Coherent Corp.	13,414	470,831

Energy Equipment & Services - 0.42%
Baker Hughes, a GE Co. - Class A	34,152	1,008,509
Expro Group Holdings NV	33,977	616,003
Noble Corp PLC	13,955	526,243
		2,150,755
Entertainment - 0.22%
Madison Square Garden Entertainment Corp. - Class A	9,557	429,778
Spotify Technology SA (b)	8,931	705,103
		1,134,881
Food Products - 0.08%
J & J Snack Foods Corp.	2,871	429,817

Health Care Equipment & Supplies - 1.81%
Alcon, Inc. (b)	13,826	947,772
Align Technology, Inc.	4,530	955,377
Cooper Companies, Inc.	2,823	933,481
Dexcom, Inc.	8,266	936,042
ICU Medical, Inc.	3,114	490,393
IDEXX Laboratories, Inc.	2,614	1,066,408
Insulet Corp.	2,800	824,292
Intuitive Surgical, Inc.	3,247	861,592
Penumbra, Inc.	2,842	632,231
ResMed, Inc.	4,584	954,068
Stryker Corp.	3,064	749,117
		9,350,773
Health Care Technology - 0.17%
Veeva Systems, Inc. - Class A	5,531	892,593

Hotels, Restaurants & Leisure - 0.47%
Caesars Entertainment, Inc.	10,243	426,109
Carnival Corp.	42,121	339,495
DraftKings, Inc. - Class A	38,470	438,173
Light & Wonder, Inc.	6,983	409,204
Papa John's International, Inc.	6,479	533,287
Wynn Resorts, Ltd.	3,500	288,645
		2,434,913
Household Durables - 0.25%
Sonos, Inc.	26,344	445,214
Sony Group Corp. - ADR	10,759	820,696
		1,265,910
Household Products - 0.32%
Kimberly-Clark Corp.	6,632	900,294
The Clorox Co.	5,395	757,080
		1,657,374
Interactive Media & Services - 0.04%
Match Group, Inc.	4,898	203,218

Internet & Direct Marketing Retail - 0.27%
Amazon.com, Inc.	7,058	592,872
DoorDash, Inc. - Class A	7,355	359,071
Global-e Online, Ltd. (b)	22,605	466,567
		1,418,510
IT Services - 0.21%
Block, Inc. - Class A	6,364	399,914
Cloudflare, Inc. - Class A	5,910	267,191
MongoDB, Inc.	2,185	430,095
		1,097,200
Life Sciences Tools & Services - 0.16%
Illumina, Inc.	1,991	402,580
Pacific Biosciences of California, Inc.	51,970	425,115
		827,695
Machinery - 0.24%
Evoqua Water Technologies Corp.	10,981	434,848
Hillman Solutions Corp.	36,158	260,699
Xylem, Inc.	4,795	530,183
		1,225,730
Metals & Mining - 0.31%
Agnico Eagle Mines, Ltd. (b)	18,259	949,285
Franco-Nevada Corp. (b)	4,762	649,918
		1,599,203
Personal Products - 0.25%
Coty, Inc.	56,900	487,064
The Estee Lauder Companies, Inc. - Class A	3,196	792,960
		1,280,024
Professional Services - 0.41%
Clarivate PLC (b)	16,096	134,241
Equifax, Inc.	4,848	942,257
Planet Labs PBC - Class A	87,907	382,395
TransUnion	11,498	652,512
		2,111,405
Real Estate Investment Trusts (REITs) - 0.37%
Alexandria Real Estate Equities, Inc.	6,239	908,835
Equinix, Inc.	1,051	688,436
Safehold, Inc.	11,899	340,549
		1,937,820
Semiconductors & Semiconductor Equipment - 0.47%
Advanced Micro Devices, Inc.	11,913	771,605
Monolithic Power Systems, Inc.	2,405	850,432
NVIDIA Corp.	5,586	816,338
		2,438,375
Software - 0.46%
Bentley Systems, Inc. - Class B	3,486	128,843
Datadog, Inc. - Class A	4,862	357,357
E2open Parent Holdings, Inc.	53,659	314,978
Guidewire Software, Inc.	3,322	207,824
nCino, Inc.	12,242	323,679
Procore Technologies, Inc.	11,531	544,033
Workday, Inc. - Class A	3,007	503,161
		2,379,875
Specialty Retail - 0.32%
Burlington Stores, Inc.	2,971	602,400
Five Below, Inc.	3,554	628,596
Floor & Decor Holdings, Inc.	6,257	435,675
		1,666,671
Textiles, Apparel & Luxury Goods - 0.19%
NIKE, Inc. - Class A	8,453	989,086

Water Utilities - 0.36%
American States Water Co.	5,789	535,772
American Water Works Co., Inc.	5,684	866,355
Essential Utilities, Inc.	9,730	464,413
		1,866,540

TOTAL COMMON STOCKS (Proceeds $71,359,824)		64,639,289

INVESTMENT COMPANIES - 4.34%
Exchange Traded Funds - 4.34%
Communication Services Select Sector SPDR Fund	65,658	3,150,928
Consumer Discretionary Select Sector SPDR Fund	23,240	3,001,678
Invesco QQQ Trust Series 1	13,697	3,647,237
iShares Expanded Tech-Software Sector ETF	13,793	3,528,939
Materials Select Sector SPDR Fund	37,252	2,893,735
SPDR S&P 500 ETF Trust	9,087	3,475,142
Utilities Select Sector SPDR Fund	38,610	2,722,005

TOTAL INVESTMENT COMPANIES (Proceeds $26,545,661)		22,419,664

TOTAL SECURITIES SOLD SHORT
(Proceeds $97,905,485) - 16.85%		$87,058,953

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Leuthold Core Investment Fund

Summary of Fair Value Exposure at December 31, 2022 (Unaudited)

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the following three levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments and securities sold short as of December 31, 2022:

Investments at Fair Value	Level 1	Level 2		Level 3		Total
Common Stocks
Air Freight & Logistics	$12,324,385	$-		$-		$12,324,385
Beverages	9,545,871	-		-		$9,545,871
Biotechnology	7,952,143	-		-		$7,952,143
Chemicals	-	-		0	(1)	-
Commercial Services & Supplies	9,500,478	-		-		$9,500,478
Distributors	3,409,267	-		-		$3,409,267
Electronic Equipment, Instruments & Components	3,853,804	-		-		$3,853,804
Food & Staples Retailing	16,611,748	-		-		$16,611,748
Food Products	2,270,925	-		-		$2,270,925
Health Care Equipment & Supplies	3,782,595	-		-		$3,782,595
Health Care Providers & Services	33,990,770	-		-		$33,990,770
Household Durables	20,692,771	-		-		$20,692,771
Insurance	22,165,219	-		-		$22,165,219
IT Services	8,131,394	-		-		$8,131,394
Life Sciences Tools & Services	7,998,074	-		-		$7,998,074
Machinery	10,230,928	-		-		$10,230,928
Metals & Mining	16,457,600	-		-		$16,457,600
Multiline Retail	8,746,114	-		-		$8,746,114
Oil, Gas & Consumable Fuels	38,408,665	-		-		$38,408,665
Paper & Forest Products	4,885,158	-		-		$4,885,158
Pharmaceuticals	11,822,076	-		-		$11,822,076
Semiconductors & Semiconductor Equipment	25,158,349	-		-		$25,158,349
Software	12,222,934	-		-		$12,222,934
Specialty Retail	9,206,306	-		-		$9,206,306
Technology Hardware, Storage & Peripherals	8,667,500	-		-		$8,667,500
Trading Companies & Distributors	8,900,770	-		-		$8,900,770
Total Common Stocks	316,935,844	-		0		$316,935,844
Exchange Traded Funds	63,526,440	-		-		$63,526,440
Corporate Bonds	-	4,761,696		-		$4,761,696
United States Treasury Obligations	-	11,908,419		-		$11,908,419
Foreign Government Bonds	-	7,112,855		-		$7,112,855
Money Market Funds	85,852,745	-		-		$85,852,745
Total Investments in Securities	$466,315,029	$23,782,970		$0		$490,097,999

Securities Sold Short at Fair Value	Level 1	Level 2		Level 3		Total
Common Stocks	$64,639,289	$-		$-		$64,639,289
Exchange Traded Funds	22,419,664	-		-		22,419,664.00
Total Securities Sold Short	$87,058,953	$-		$-		$87,058,953

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Investments in Securities at Fair Value
Balance as of September 30, 2022		$0
Accrued discounts/premiums		–
Realized gain (loss)		–
Change in unrealized depreciation		–
Purchases		–
Sales		–
Transfer into and/or out of Level 3		–
Balance as of December 31, 2022		$0	(1)

Change in unrealized depreciation during the period for Level 3 investments held at December 31, 2022:		$–

(1) The security (China Lumena New Materials Corp.) is classified as a Level 3 security due to a halt in trading of the security on March 25, 2014.  The security is valued at fair value as determined in good faith by the Fair Value Pricing Committee of the Adviser. The Adviser submits a report to the Directors setting forth the factors considered in determining the price.  The significant unobservable input used in the fair valuation of this security is a discount of 95% from the last traded price of Hong Kong Dollar 1.25.  The security underwent a 1:40 reverse split on February 18, 2020, resulting in a fair value price of Hong Kong Dollar 2.40.  The price was set to zero June 27, 2022 due to delisting from the Hong Kong Stock Exchange.